Parent company accounts - Balance sheet - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Assets
Loans and advances to subsidiaries	£ 346,273	£ 342,747
Financial assets at fair value through the income statement	193,734	206,651
Derivative financial instruments	293,530	256,836
Other assets	4,819	6,192
Total assets	1,518,202	1,477,487
Liabilities
Deposits at amortised cost	560,663	538,789
Subordinated liabilities	11,921	10,494
Financial liabilities designated at fair value	282,224	297,539
Derivative financial instruments	279,415	250,044
Other liabilities	10,611	12,013
Total liabilities	1,445,721	1,405,623
Equity
Called up share capital and share premium	4,186	4,288
Other equity instruments	12,075	13,259
Other reserves	(468)	(77)
Retained earnings	56,028	53,734
Total equity excluding non-controlling interests	71,821	71,204
Total liabilities and equity	1,518,202	1,477,487
Barclays PLC
Assets
Investment in subsidiaries	63,315	64,461
Loans and advances to subsidiaries	18,407	18,926
Financial assets at fair value through the income statement	44,435	35,787
Derivative financial instruments	31	33
Other assets	441	407
Total assets	126,629	119,614
Liabilities
Deposits at amortised cost	542	542
Debt securities in issue	16,337	18,308
Subordinated liabilities	9,706	10,018
Financial liabilities designated at fair value	42,324	31,832
Derivative financial instruments	654	711
Other liabilities	80	175
Total liabilities	69,643	61,586
Equity
Called up share capital and share premium	4,186	4,288
Other equity instruments	12,033	13,198
Other reserves	1,202	997
Retained earnings	39,565	39,545
Total equity excluding non-controlling interests	56,986	58,028
Total liabilities and equity	£ 126,629	£ 119,614